Commitments And Contingencies (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2010	Mar. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2006	Dec. 31, 2013	Dec. 31, 2011	Sep. 30, 2009
Loss Contingencies [Line Items]
Rental expenses			$ 15.9	$ 14.2	$ 13.9
2011			8.2
2012			3.8
2013			2.5
2014			2.1
Thereafter			7.4
Construction obligations							350.2	87.6
Distance from original drilling location in miles		95
Wreckage and debris removal costs			26.8
Property insurance self-insured retention per occurrence			50.0
ENSCO 74 insured value			100.0
ENSCO 74 insurance proceeds			50.0
Property coverage limit for sue and labor costs - ENSCO 74			25.0
Property coverage limit for wreckage and debris removal costs - ENSCO 74			50.0
Annual liability coverage limit for wreckage and debris removal costs - ENSCO 74			500.0
Minimum estimate leg and debris removal costs			21.0
Maximum estimate leg and debris removal costs			35.0
Liability and insurance receivable for ENSCO 74 leg removal costs			21.0
Civil litigation claim damages for cost of repair and business interruption due to pipeline rupture									26.0
Civil litigation damages tanker damage		10.0
Liability insurance self-insured retention per occurrence			10.0
Annual liability coverage limit for wreckage and debris removal costs			500.0
Liability insurance self-insured retention per multiple occurrences			15.0
Liability insurance self insured retention for each occurrence thereafter			1.0
ENSCO 69 insured value, package policy	65.0		65.0
Packaged policy ENSCO 69 deductible	10.0		10.0
Lawsuit for ENSCO 69 actual damages	55.0
Minimum estimate of ENSCO 29 wreckage removal costs			5.0
Maximum estimate of ENSCO 29 wreckage removal costs			15.0
Property coverage limit ENSCO 29 wreckage and debris removal costs			3.8
ENSCO 29 insurance provision						1.2
Minimum estimate of removal costs						$ 5.0
Initial multi-party asbestos claims			600
Number of plaintiffs			65
Number Of Plaintiffs State Courts [Member]
Loss Contingencies [Line Items]
Number of plaintiffs			62
Number Of Plaintiffs U.S District Court [Member]
Loss Contingencies [Line Items]
Number of plaintiffs			3